Stockholders' Equity (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
		Jun. 30, 2012	Dec. 31, 2014	Jun. 30, 2012	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 06, 2014	Sep. 30, 2012	Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Maximum amount up to which company common stock is authorized to be repurchased										$ 1,000,000,000.0	$ 3,000,000,000	$ 1,500,000,000
Purchase of treasury shares			(1,400,000)	(3,100,000)	(6,300,000)		(7,300,000)		(6,500,000)
Purchase of treasury stock value			$ 372,800,000	$ 500,000,000	$ 1,600,000,000	$ 1,923,700,000	$ 1,449,300,000	$ 500,000,000	$ 1,000,000,000
Stock repurchase accrued but unpaid			$ 29,100,000			$ 29,100,000	$ 40,300,000
Number of treasury shares retired		9,600,000				7,700,000	6,400,000
Treasury stock, shares			846,218			846,218	885,518
Change in common shares issued and outstanding
Beginning balance					55,848,194	55,848,194	62,950,688	65,419,989
Exercise of stock options						188,512	226,303	569,490
Issuance of restricted stock	[1]					4,175	30,074	25,662
Forfeitures of restricted stock						(13,136)	(1,570)	(2,170)
Purchase of treasury shares including shares withheld	[2]					(7,693,135)	(7,357,301)	(3,062,283)
Ending balance			48,334,610			48,334,610	55,848,194	62,950,688	65,419,989

[1]	Includes shares issued from treasury.
[2]	Includes shares withheld to pay employee tax obligations upon the vesting of restricted stock.